Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 62,855	$ 179,635	$ 60,538
Non-cash items:
Depreciation and amortization	104,149	73,760	53,292
Loss (gain) on sale of vessels	20,594	(771)	(9,955)
Unrealized gain on derivative instruments	(9,679)	(8,193)	(8,281)
Equity income	(13,101)	(14,411)	(5,228)
Other	9,270	2,266	(1,450)
Change in operating assets and liabilities	44,496	(25,880)	(50,904)
Expenditures for dry docking	(8,608)	(39,617)	(17,072)
Net operating cash flow	209,976	166,789	20,940
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	906,149	688,695	98,796
Repayments of long-term debt	(162,092)	(40,029)	(20,367)
Prepayment of long-term debt	(979,877)	(191,592)	(167,000)
Net advances from affiliates	0	(825)	(17,376)
Equity contribution from Teekay Corporation	0	0	1,267
Acquisition of the SPT Explorer and Navigator Spirit from Teekay Offshore Partners L.P.	0	(31,870)	0
Cash dividends paid	(46,847)	(15,139)	(10,165)
Proceeds from equity offerings, net of offering costs	7,558	242,264	111,190
Net financing cash flow	(275,109)	648,800	6,405
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment	27,550	11,080	154,000
Expenditures Principal Maritime Vessel acquisitions	0	(612,000)	0
Expenditures for vessels and equipment	(9,226)	(236,229)	(2,084)
Deposit for vessel purchase	0	0	(3,700)
Investment in term loans	0	0	1,179
Acquisition of SPT	0		0
Net investing cash flow	36,824	(881,969)	109,806
(Decrease) increase in cash and cash equivalents	(28,309)	(66,380)	137,151
Cash and cash equivalents, beginning of the year	96,417	162,797	25,646
Cash and cash equivalents, end of the year	68,108	96,417	162,797
Ship-to-Ship Transfer [Member]
INVESTING ACTIVITIES
Acquisition of SPT		(45,581)
Entities under Common Control [Member]
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	0	0	10,368
Repayments of long-term debt	0	(4,632)	(3,309)
Equity contribution from Teekay Corporation to Entities under Common Control	0	1,928	3,001
High-Q Joint Venture [Member]
INVESTING ACTIVITIES
Acquisition	3,500	1,000	1,950
Teekay Tanker Operations Ltd [Member]
INVESTING ACTIVITIES
Acquisition	15,000	(239)	(6,494)
Tanker Investments Ltd [Member]
INVESTING ACTIVITIES
Acquisition	$ 0	$ 0	$ (35,045)